Financial Instruments - Additional Information - Other Financial Obligations (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Nov. 28, 2019 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2009 USD ($)
Disclosure of detailed information about financial instruments [line items]
Leases	$ 316	$ 266	$ 183
Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount					$ 521
Debt interest percentage					3.72%
Conversion price | $ / shares	$ 10.73	$ 11.01
Conversion rate per dollars	93.2334	90.8592
Convertible subordinated notes due 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity date	2019
Mandatory Convertible Securities [Member] | CPO [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion price | $ / shares				$ 8,937
Nominal value of securities converted				$ 236
Mandatory Convertible Securities [Member] | Mandatory Convertible Securities 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount						$ 315
Debt interest percentage						10.00%
Reserve of Equity Component of Convertible Instruments [Member] | Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of conversion price					$ 12